Financial Highlights (Details) - Schedule of condensed financial information for an accumulation unit of the account (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Per Accumulation Unit data:
Rental income	$ 15.862		$ 15.313		$ 16.345		$ 17.224		$ 19.516
Real estate property level expenses and taxes	$ 7.788		$ 8.112		$ 9.059		$ 8.640		$ 9.987
Real estate income, net	$ 8.074		$ 7.201		$ 7.286		$ 8.584		$ 9.529
Other income	$ 3.459		$ 2.759		$ 2.178		$ 2.143		$ 2.214
Total income	$ 11.533		$ 9.960		$ 9.464		$ 10.727		$ 11.743
Expense charges(1)	$ 2.880	[1]	$ 2.672	[1]	$ 2.562	[1]	$ 2.390	[1]	$ 2.167	[1]
Investment income, net	$ 8.653		$ 7.288		$ 6.902		$ 8.337		$ 9.576
Net realized and unrealized gain on investments and mortgage loans payable	$ 27.868		$ 19.015		$ 18.013		$ 20.144		$ 16.143
Net increase in Accumulation Unit Value	$ 36.521		$ 26.303		$ 24.915		$ 28.481		$ 25.719
Accumulation Unit Value:
Beginning of period	$ 298.872		$ 272.569		$ 247.654		$ 219.173		$ 193.454
End of period	$ 335.393		$ 298.872		$ 272.569		$ 247.654		$ 219.173
Total return	12.22%		9.65%		10.06%		12.99%		13.29%
Ratios to Average net Assets:
Expenses(1)	0.89%	[1]	0.92%	[1]	0.95%	[1]	0.98%	[1]	1.09%	[1]
Investment income, net	2.68%		2.50%		2.55%		3.42%		4.84%
Portfolio turnover rate:
Real estate properties(2)	6.50%	[2]	2.10%	[2]	10.20%	[2]	3.00%	[2]	1.00%	[2]
Marketable securities(3)	15.90%	[3]	8.40%	[3]	21.90%	[3]	3.40%	[3]	19.20%	[3]
Accumulation Units outstanding at end of period (in millions): (in Shares)	57.9		55.3		53.3		53.4		48.1
Net assets end of period (in millions) (in Dollars)	$ 19,829.0		$ 16,907.9		$ 14,861.1		$ 13,527.2		$ 10,803.1

[1]	Expense charges per Accumulation Unit and the Ratio of Expenses to average net assets reflect the year to date Account level expenses and exclude real estate property level expenses which are included in real estate income, net.
[2]	Real estate investment portfolio turnover rate is calculated by dividing the lesser of purchases or sales of real estate property investments (including contributions to, or return of capital distributions received from, existing joint venture and limited partnership investments) by the average value of the portfolio of real estate investments held during the period.
[3]	Marketable securities portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period.